Investments (Schedule of Impairment Losses on Debt Securities) (Details) (KRW) In Millions	12 Months Ended
Dec. 31, 2010
Total other-than-temporary impairment losses (unrealized and realized) that the Company does not intend to sell nor will likely be required to sell	2,416
Less : Unrealized other-than-temporary impairment losses recognized in OCI
Net impairment losses recognized in earnings that the Company does not intend to sell nor will likely be required to sell	2,416
OTTI losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery
Total impairment losses recognized in earnings	2,416
Available-for-Sale Securities [Member]
Total other-than-temporary impairment losses (unrealized and realized) that the Company does not intend to sell nor will likely be required to sell	1,515
Less : Unrealized other-than-temporary impairment losses recognized in OCI
Net impairment losses recognized in earnings that the Company does not intend to sell nor will likely be required to sell	1,515
OTTI losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery
Total impairment losses recognized in earnings	1,515
Held-to-Maturity Securities [Member]
Total other-than-temporary impairment losses (unrealized and realized) that the Company does not intend to sell nor will likely be required to sell	901
Less : Unrealized other-than-temporary impairment losses recognized in OCI
Net impairment losses recognized in earnings that the Company does not intend to sell nor will likely be required to sell	901
OTTI losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery
Total impairment losses recognized in earnings	901